Other Comprehensive Income	12 Months Ended
Dec. 31, 2023
Other comprehensive income [abstract]
Other Comprehensive Income

25.	Other Comprehensive Income

The "Other Comprehensive Income" line balances comprise the amounts, net of the corresponding tax effects, of adjustments to assets and liabilities temporarily recognized in equity, as presented in the Statement of Changes in Shareholders' Equity and Consolidated Statements of Comprehensive Income until they are extinguished or realized, at which point they are definitively recognized in the Consolidated Statement of Income. The values arising from subsidiaries, interest in associates, and joint ventures are presented, line by line, in the appropriate line items according to their nature.

It is important to note that the consolidated statements of comprehensive income include changes in the "Other Comprehensive Income" line item, as follows:

-   Adjustment to fair value - Gains/(Losses): this includes the net income amount, after deducting expenses incurred during the year, recognized directly in equity. The amounts recognized in equity for the year remain in this line item, even if they are transferred to the income statement or to the initial carrying amount of assets or liabilities, or reclassified to another line item within the same year.

-   Amounts transferred to the income statement: these include the revaluation gains and losses previously recognized in equity, even if within the same fiscal year, which are recognized in the income statement.

-   Amounts transferred to the initial carrying amount of the hedged item: these include the revaluation gains and losses previously recognized in equity, even if within the same fiscal year, which are recognized in the initial carrying amount of assets or liabilities as a result of cash flow hedges.

-   Other reclassifications: these include the value of transfers made during the year among various fair value adjustment items.

In the consolidated statements of comprehensive income, "Other Comprehensive Income" is recognized on a gross basis, including amounts related to non-controlling interests, and the corresponding tax effect is presented in a separate line item, except for entities that apply the equity method of accounting, whose amounts are presented net of the tax effect.

a) Financial Assets Affecting Equity

a.1) Financial Assets Measured at Fair Value through Other Comprehensive Income

Other Comprehensive Income – Financial Assets Measured at Fair Value through Other Comprehensive Income includes the net amount of unrealized changes in the fair value of assets classified as measured at Fair Value through Other Comprehensive Income (Note 6), net of taxes.

The breakdown, by type of instrument and the issuer's geographical origin, of adjustments in Other Comprehensive Income – Financial Assets Measured at Fair Value through Other Comprehensive Income (IFRS 9) as of December 31, 2023, is as follows:

In BRL thousands	2023
	Revaluation gains	Revaluation losses	Net recognized gains/losses	Fair value
Debt Instruments
Government securities	2,533,250	(1,437,728)	1,095,522	58,841,921
Private securities	10,864	(568,948)	(558,084)	194,216
Total	2,544,114	(2,006,676)	537,438	59,036,137

In BRL thousands	2022
	Revaluation gains	Revaluation losses	Net recognized gains/losses	Fair value
Debt Instruments
Government securities	1,460,128	(2,544,087)	(1,083,959)	54,809,740
Private securities	428,640	(52,114)	376,526	582,438
Total	1,888,768	(2,596,201)	(707,433)	55,392,178

In BRL thousands	2021
	Revaluation gains	Revaluation losses	Net recognized gains/losses	Fair value
Debt Instruments
Government securities	6,756,252	(9,937,757)	(3,181,505)	101,158,055
Private securities	795,765	(3,965)	791,800	54,545
Total	7,552,017	(9,941,722)	(2,389,705)	101,212,600

At each market disclosure, Banco Santander assesses whether there is any objective evidence that the instruments classified as Financial Assets at Fair Value through Other Comprehensive Income (debt securities) present signs of impairment due to non-recovery.

b) Cash Flow Hedge

Other Comprehensive Income - Cash Flow Hedge includes gains or losses attributable to hedging instruments that qualify as effective hedges. These amounts will remain under this line item until they are recognized in the consolidated statements of comprehensive income for the periods affected by this hedge (Note 8).

c) Foreign investment hedge and Foreign Investment translation adjustments

Other Comprehensive Income - Net investment in foreign operations hedges includes the net amount of changes in the value of instruments designated as hedges for net investments in foreign operations. In 2022, this hedge was discontinued (Note 8.a5).

Foreign investment translation adjustments include the net amount of differences arising from translating the balances of consolidated entities whose functional currency is not the Brazilian Real into Brazilian Reais (Note 2.a).